COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
Cost Of Sales [abstract]
Disclosure of cost of sales [Table Text Block]
	Years ended December 31,
	2023	2022
Site operating costs	309,805	269,822
Transportation costs	30,045	22,472
Changes in inventories of finished goods	(5,546)	7,726
Changes in inventories of ore stockpiles	(16,686)	(14,628)
Production costs	317,618	285,392
Depletion and amortization	56,940	51,982
Cost of sales	374,558	337,374